Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
Fair Value Measurements:
Risks and Uncertainties:
5.	Risks and Uncertainties:

The Plan currently invests in investments that are exposed to various risks, such as interest rate, market and credit risk. Due to the level of risk associated with certain investment securities in which these funds may invest, and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported in the Statements of Net Assets Available for Plan Benefits and the Statement of Changes in Net Assets Available for Benefits.

At December 31, 2025, 27% and 22% of the Plan’s net assets available for benefits were invested in Flushing Financial Corporation Common Stock, which includes contribution receivables and funds issued by Empower Annuity Insurance Company of America, respectively. At December 31, 2024, 29% and 22% of the Plan’s net assets available for benefits were invested in Flushing Financial Corporation Common Stock, which includes contribution receivables, and funds issued by Empower Annuity Insurance Company of America, respectively.